Receivables, Prepayments and Other Assets	9 Months Ended
Sep. 30, 2026
Trade and other current receivables [abstract]
Receivables, Prepayments and Other Assets	Receivables, Prepayments and Other Assets

	September 30, 2026	December 31, 2025
Current:
Trade receivables, other than related parties	$995	$1,041
Unbilled accounts receivable(1)	124	63
Receivables from government grants	350	167
Other	453	307
Total	$1,922	$1,578
Non-current:
Unbilled accounts receivable(1)	$12	$18
Advances to suppliers	167	173
Receivables from government grants	183	100
Equity investments	124	101
Other	15	106
Total	$501	$498
(1) Unbilled accounts receivable represents amounts recognized on revenue contracts less associated advances and progress billings. These amounts will be billed in accordance with the agreed-upon contractual terms or rendering services.
The following table summarizes the activity in the Company’s unbilled accounts receivable for the nine months ended September 30, 2026 and for the twelve months ended December 31, 2025, respectively:

	September 30, 2026	December 31, 2025
Balance, beginning of period	$81	$38
Revenue recognized during the period	194	177
Amounts invoiced	(144)	(135)
Other	5	1
Balance, end of period	$136	$81